INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Operating loss carryforward	$ 73,665	$ 55,189
Share based compensation	94,527	94,807
Research and development	15,449	18,614
Accrued social benefits and other	559	573
Other costs	442	202
Operating lease liability	4,085	4,348
Deferred tax asset before valuation allowance	188,727	173,733
Valuation allowance	(182,851)	(164,848)	$ (144,444)
Total deferred tax assets	5,876	8,885
Deferred tax liabilities:
Property and equipment, net	(2,923)	(3,166)
Operating lease right-of-use asset	(4,735)	(5,108)
Deferred tax liabilities	(7,658)	(8,274)
Net deferred taxes	$ (1,782)
Net deferred taxes		$ 611